Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

(CHF in millions)	12/31/2022	12/31/2021

Not yet due	112.3	64.4
Past due 1 - 90 days	47.3	32.8
Past due 91 - 180 days	14.8	3.3
Past due 181 - 360 days	7.3	0.2
Past due > 361 days	2.0	1.1
Gross Carrying Amount	183.7	101.8

Individual loss allowance	(8.2)	(2.0)
Expected credit loss	(0.9)	(0.6)
Loss allowance	(9.1)	(2.6)
Trade receivables	174.6	99.3

Schedule of Allowance for Credit Loss
The recorded loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2022	2021

Individual loss allowance at January 1	2.0	1.8
Addition	6.3	1.5
Release	0.0	(1.3)
Exchange differences	(0.1)	0.0
Individual loss allowance at December 31	8.2	2.0

(CHF in millions)	2022	2021

Expected credit loss at January 1	0.6	0.1
Change	0.3	0.5
Expected credit loss at December 31	0.9	0.6

(CHF in millions)	12/31/2022	12/31/2021

Credit cards	6.9	6.4
Deposits	22.5	14.8
Other current financial assets	3.8	8.8
Other current financial assets at amortized cost	33.2	30.1
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	33.2	30.1